Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 12 – Stockholders’ Equity

At December 31, 2013, the Company had 300,000,000 shares of common stock authorized; par value $0.50.  Shares outstanding and treasury shares held were as follows:

	December 31,
	2013	2012	2011

Shares outstanding	176,750,599	175,209,082	173,518,872
Treasury shares	1,178,323	776,355	710,482

At December 31, 2013, the Company had 1,738,619 shares of authorized but unissued Series Preferred Stock, $1.00 par value.

In May 2013, the Board of Directors of the Company approved a five-for-four stock split to be effected in the form of a 25% stock distribution to shareholders of record on August 16, 2013.  Common shares outstanding do not include shares held by the Company in treasury.  The new shares were distributed on September 1, 2013.  Aqua America’s par value of $0.50 per share did not change as a result of the common stock distribution, and $17,655 was transferred from capital in excess of par value to common stock to record the stock split.  All common share, per common share, stock unit, and per stock unit data, for all periods presented, has been adjusted to give effect to the stock split.

In February 2012, the Company renewed its universal shelf registration, which expired in December 2011, through a filing with the Securities and Exchange Commission (“SEC”) to allow for the potential future sale by the Company, from time to time, in one or more public offerings, of an indeterminate amount of our common stock, preferred stock, debt securities and other securities specified therein at indeterminate prices.

The Company has a shelf registration statement filed with the SEC to permit the offering from time to time of shares of common stock and shares of preferred stock in connection with acquisitions.  The balance remaining available for use under the acquisition shelf registration as of December 31, 2013 is 1,904,487 shares.  The form and terms of any securities issued under these shelf registrations will be determined at the time of issuance.

The Company has a Dividend Reinvestment and Direct Stock Purchase Plan (“Plan”) that allows reinvested dividends to be used to purchase shares of common stock at a five percent discount from the current market value.  Under the direct stock purchase program, shares are purchased by investors at market price.  The shares issued under the Plan are either original issue shares or shares purchased by the Company’s transfer agent in the open-market.  During 2013, 2012, and 2011, under the dividend reinvestment portion of the Plan, 432,894,  711,740,  and 735,931 original issue shares of common stock were sold providing the Company with proceeds of $10,107, $12,921, and $12,304, respectively.  In 2013, 154,900 shares of the Company were purchased under the dividend reinvestment portion of the Plan by the Company’s transfer agent in the open-market for $3,693.

In October 2013, the Company’s Board of Directors approved a resolution authorizing the Company to purchase, from time to time, up to 685,348 shares of its common stock in the open market or through privately negotiated transactions.  This authorization renewed the number of shares that had remained, when affected for stock splits, from an existing share buy-back authorization from 1997.  The specific timing, amount and other terms of repurchases will depend on market conditions, regulatory requirements and other factors. As of December 31, 2013, 685,348 shares remain available for repurchase.

The Company’s accumulated other comprehensive income is reported in the stockholders’ equity section of the consolidated balance sheets, the consolidated statements of equity, and the related components of other comprehensive income are reported in the consolidated statements of comprehensive income.  The Company reports its unrealized gains or losses on investments as other comprehensive income and accumulated other comprehensive income.  The Company recorded a regulatory asset for its underfunded status of its pension and post-retirement benefit plans that would otherwise be charged to other comprehensive income, as it anticipates recovery of its costs through customer rates.